UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-23039

AllianzGI Diversified Income & Convertible Fund
(Exact name of registrant as specified in charter)

1633 Broadway New York, New York		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1633 Broadway New York, New York 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2016

Date of reporting period:	October 31, 2015

Item 1. Schedule of Investments

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited)

Principal Amount (000s)		Value*
CONVERTIBLE BONDS & NOTES (a)—59.7%
	Automobiles—2.0%
$21,145	Fiat Chrysler, 7.875%, 12/15/16	$2,743,564
	Tesla Motors, Inc.,
1,200	0.25%, 3/1/19	1,089,000
570	1.50%, 6/1/18	989,662
		4,822,226
	Biotechnology—5.0%
760	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	1,106,750
1,535	Cepheid, 1.25%, 2/1/21	1,381,500
605	Clovis Oncology, Inc., 2.50%, 9/15/21	1,088,244
1,290	Emergent Biosolutions, Inc., 2.875%, 1/15/21	1,588,312
410	Gilead Sciences, Inc., 1.625%, 5/1/16	1,958,521
635	Incyte Corp., 0.375%, 11/15/18	1,468,437
900	Ligand Pharmaceuticals, Inc., 0.75%, 8/15/19	1,222,875
215	Regeneron Pharmaceuticals, Inc., 1.875%, 10/1/16	1,423,300
325	Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19 (b)(c)	690,219
		11,928,158
	Chemicals—0.7%
1,535	RPM International, Inc., 2.25%, 12/15/20	1,770,047

	Communications Equipment—2.3%
1,550	Ciena Corp., 3.75%, 10/15/18 (b)(c)	2,137,062
1,560	InterDigital, Inc., 1.50%, 3/1/20 (b)(c)	1,531,725
1,220	Palo Alto Networks, Inc., zero coupon, 7/1/19	1,893,288
		5,562,075
	Construction & Engineering—0.3%
755	Dycom Industries, Inc., 0.75%, 9/15/21 (b)(c)	788,031

	Consumer Finance—0.7%
1,670	PRA Group, Inc., 3.00%, 8/1/20	1,805,687

	Electronic Equipment, Instruments & Components—0.2%
485	TTM Technologies, Inc., 1.75%, 12/15/20	467,419

	Electrical Equipment—0.7%
2,325	SolarCity Corp., 1.625%, 11/1/19	1,624,594

	Health Care Equipment & Supplies—3.1%
1,640	Hologic, Inc., 2.00%, 3/1/42 (d)	2,208,875
1,465	NuVasive, Inc., 2.75%, 7/1/17	1,846,816
855	Teleflex, Inc., 3.875%, 8/1/17	1,855,884
1,605	Wright Medical Group, Inc., 2.00%, 2/15/20 (b)(c)	1,524,750
		7,436,325
	Health Care Providers & Services—1.4%
875	Laboratory Corp. of America Holdings, zero coupon, 9/11/21	1,440,469
1,600	Molina Healthcare, Inc., 1.625%, 8/15/44	1,968,000
		3,408,469

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Health Care Technology—0.2%
$355	Medidata Solutions, Inc., 1.00%, 8/1/18	$373,194

	Holding Companies-Diversified—0.5%
1,360	Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (b)(c)	1,174,700

	Household Durables—1.9%
2,575	Jarden Corp., 1.125%, 3/15/34	2,851,813
830	Lennar Corp., 3.25%, 11/15/21 (b)(c)	1,771,531
		4,623,344
	Insurance—1.5%
2,125	AmTrust Financial Services, Inc., 2.75%, 12/15/44	2,107,735
815	Fidelity National Financial, Inc., 4.25%, 8/15/18	1,594,853
		3,702,588
	Internet & Catalog Retail—2.7%
	Ctrip.com International Ltd.,
1,080	1.00%, 7/1/20 (b)(c)	1,205,550
900	1.25%, 10/15/18	1,195,312
3,235	Priceline Group, Inc., 0.35%, 6/15/20	4,205,500
		6,606,362
	Internet Software & Services—5.8%
1,405	Akamai Technologies, Inc., zero coupon, 2/15/19	1,425,204
1,905	Cornerstone OnDemand, Inc., 1.50%, 7/1/18	1,883,569
1,380	Gogo, Inc., 3.75%, 3/1/20 (b)(c)	1,204,057
715	j2 Global, Inc., 3.25%, 6/15/29	910,731
1,800	LinkedIn Corp., 0.50%, 11/1/19 (b)(c)	1,957,509
1,235	VeriSign, Inc., 4.297%, 8/15/37	2,937,756
1,910	Web.com Group, Inc., 1.00%, 8/15/18	1,875,381
1,625	WebMD Health Corp., 1.50%, 12/1/20	1,691,016
		13,885,223
	IT Services—1.7%
1,845	Cardtronics, Inc., 1.00%, 12/1/20	1,757,363
1,735	Euronet Worldwide, Inc., 1.50%, 10/1/44 (b)(c)	2,221,884
		3,979,247
	Life Science Tools & Services—1.1%
	Illumina, Inc.,
100	zero coupon, 6/15/19	102,188
2,400	0.50%, 6/15/21	2,584,500
		2,686,688
	Media—1.0%
2,150	Live Nation Entertainment, Inc., 2.50%, 5/15/19	2,330,063

	Oil, Gas & Consumable Fuels—2.4%
2,515	Cheniere Energy, Inc., 4.25%, 3/15/45	1,564,015
1,250	Cobalt International Energy, Inc., 3.125%, 5/15/24	808,594
1,425	Energy XXI Ltd., 3.00%, 12/15/18	220,875
1,000	Scorpio Tankers, Inc., 2.375%, 7/1/19 (b)(c)	1,009,375
2,395	Whiting Petroleum Corp., 1.25%, 4/1/20 (b)(c)	2,121,072
		5,723,931

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Personal Products—0.6%
$1,590	Herbalife Ltd., 2.00%, 8/15/19	$1,414,114

	Pharmaceuticals—2.6%
690	Depomed, Inc., 2.50%, 9/1/21	779,700
1,835	Impax Laboratories, Inc., 2.00%, 6/15/22 (b)(c)	1,697,375
605	Jazz Investments I Ltd., 1.875%, 8/15/21	644,703
1,310	Medicines Co., 2.50%, 1/15/22 (b)(c)	1,603,113
990	Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26	1,411,987
		6,136,878
	Professional Services—0.6%
1,590	Huron Consulting Group, Inc., 1.25%, 10/1/19	1,477,706

	Real Estate Investment Trust—0.6%
1,330	Extra Space Storage LP, 3.125%, 10/1/35 (b)(c)	1,414,788

	Semiconductors & Semiconductor Equipment—8.5%
720	Integrated Device Technology, Inc., 0.875%, 11/15/22	751,950
2,230	Intel Corp., 3.25%, 8/1/39	3,672,542
1,595	Lam Research Corp., 1.25%, 5/15/18	2,248,950
2,615	Micron Technology, Inc., 3.00%, 11/15/43	2,379,650
300	Novellus Systems, Inc., 2.625%, 5/15/41	684,562
1,410	NVIDIA Corp., 1.00%, 12/1/18	2,068,294
1,255	NXP Semiconductors NV, 1.00%, 12/1/19 (b)(c)	1,350,694
2,295	ON Semiconductor Corp., 1.00%, 12/1/20 (b)(c)	2,266,313
3,615	SunEdison, Inc., 3.375%, 6/1/25 (b)(c)	1,694,531
1,540	SunPower Corp., 0.875%, 6/1/21	1,415,837
1,155	Xilinx, Inc., 2.625%, 6/15/17	1,910,081
		20,443,404
	Software—7.0%
30	Electronic Arts, Inc., 0.75%, 7/15/16	67,687
	FireEye, Inc., (b)(c)
980	1.00%, 6/1/35	852,600
760	1.625%, 6/1/35	644,575
1,360	Nuance Communications, Inc., 1.50%, 11/1/35	1,436,500
1,620	Proofpoint, Inc., 0.75%, 6/15/20 (b)(c)	1,824,525
1,775	Red Hat, Inc., 0.25%, 10/1/19	2,274,219
2,720	Salesforce.com, Inc, 0.25%, 4/1/18	3,534,300
1,675	ServiceNow, Inc., zero coupon, 11/1/18	2,092,703
315	Synchronoss Technologies, Inc., 0.75%, 8/15/19	322,678
1,295	Take-Two Interactive Software, Inc., 1.00%, 7/1/18	2,068,763
1,750	Verint Systems, Inc., 1.50%, 6/1/21	1,775,156
		16,893,706
	Specialty Retail—1.1%
	Restoration Hardware Holdings, Inc. (b)(c),
2,180	zero coupon, 6/15/19	2,316,250
295	zero coupon, 7/15/20	305,694
		2,621,944
	Technology Hardware, Storage & Peripherals—0.9%
2,040	Electronics For Imaging, Inc., 0.75%, 9/1/19	2,178,975

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Thrifts & Mortgage Finance—0.9%
$1,560	Radian Group, Inc., 2.25%, 3/1/19	$2,167,425

	Trading Companies & Distributors—0.8%
1,430	Air Lease Corp., 3.875%, 12/1/18	1,948,375

	Transportation Infrastructure—0.9%
1,810	Macquarie Infrastructure Corp., 2.875%, 7/15/19	2,112,044

	Total Convertible Bonds & Notes (cost-$156,635,546)	143,507,730

Shares
COMMON STOCK (a)—34.4%
	Aerospace & Defense—0.9%
14,000	Boeing Co.	2,072,980

	Auto Components—0.7%
36,200	Johnson Controls, Inc.	1,635,516

	Automobiles—0.6%
104,700	Ford Motor Co.	1,550,607

	Banks—0.8%
34,000	Wells Fargo & Co.	1,840,760

	Beverages—1.3%
34,000	Coca-Cola Co.	1,439,900
17,200	PepsiCo, Inc.	1,757,668
		3,197,568
	Biotechnology—3.0%
30,600	AbbVie, Inc.	1,822,230
12,500	Amgen, Inc.	1,977,250
4,200	Biogen, Inc. (e)	1,220,142
18,600	Gilead Sciences, Inc.	2,011,218
		7,030,840
	Chemicals—0.6%
15,400	Monsanto Co.	1,435,588

	Communications Equipment—0.4%
17,200	Qualcomm, Inc.	1,022,024

	Construction & Engineering—0.3%
15,300	Fluor Corp.	731,493

	Diversified Telecommunications Services—0.6%
32,600	Verizon Communications, Inc.	1,528,288

	Electronic Equipment, Instruments & Components—0.7%
29,100	Amphenol Corp., Class A	1,577,802

	Energy Equipment & Services—0.5%
15,000	Schlumberger Ltd.	1,172,400

	Food & Staples Retailing—2.5%
13,500	Costco Wholesale Corp.	2,134,620
51,000	Kroger Co.	1,927,800
22,400	Walgreens Boots Alliance, Inc.	1,896,832
		5,959,252
	Health Care Equipment & Supplies—0.3%
21,400	Baxter International, Inc.	800,146

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Shares		Value*
	Health Care Providers & Services—1.3%
9,300	McKesson Corp.	$1,662,840
12,400	United Health Group, Inc.	1,460,472
		3,123,312
	Hotels Restaurants & Leisure—1.4%
10,200	McDonald’s Corp.	1,144,950
34,300	Starbucks Corp.	2,146,151
		3,291,101
	Household Products—0.5%
16,800	Procter & Gamble Co.	1,283,184

	Industrial Conglomerates—1.4%
11,000	3M Co.	1,729,310
58,000	General Electric Co.	1,677,360
		3,406,670
	Insurance—0.6%
16,500	Prudential Financial, Inc.	1,361,250

	Internet & Catalog Retail—1.3%
4,900	Amazon.com, Inc. (e)	3,066,910

	Internet Software & Services—2.7%
9,500	Alibaba Group Holding Ltd., ADR (e)	796,385
4,500	Alphabet, Inc., Class A (e)	3,318,255
22,900	Facebook, Inc., Class A (e)	2,335,113
		6,449,753
	IT Services—1.3%
7,400	International Business Machines Corp.	1,036,592
28,200	Visa, Inc., Class A	2,187,756
		3,224,348
	Machinery—0.8%
16,000	AGCO Corp.	774,240
11,200	Deere & Co.	873,600
12,200	Joy Global, Inc.	209,596
		1,857,436
	Media—1.8%
33,900	Comcast Corp., Class A	2,122,818
18,700	The Walt Disney Co.	2,126,938
		4,249,756
	Multiline Retail—0.8%
25,100	Target Corp.	1,937,218

	Oil, Gas & Consumable Fuels—0.7%
8,100	Occidental Petroleum Corp.	603,774
16,200	Valero Energy Corp.	1,067,904
		1,671,678
	Pharmaceuticals—0.8%
29,000	Bristol-Myers Squibb Co.	1,912,550

	Road & Rail—0.6%
17,300	Union Pacific Corp.	1,545,755

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Shares		Value*
	Semiconductors & Semiconductor Equipment—1.5%
48,300	Intel Corp.	$1,635,438
35,900	Texas Instruments, Inc.	2,036,248
		3,671,686
	Software—1.7%
43,500	Microsoft Corp.	2,289,840
47,000	Oracle Corp.	1,825,480
		4,115,320
	Specialty Retail—0.9%
17,700	Home Depot, Inc.	2,188,428

	Technology Hardware, Storage & Peripherals—1.1%
22,200	Apple, Inc.	2,652,900

	Total Common Stock (cost-$87,195,977)	82,564,519

Principal Amount (000s)
CORPORATE BONDS & NOTES—32.9%
	Aerospace & Defense—1.3%
$1,000	Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)(b)(c)	1,043,750
1,000	KLX, Inc., 5.875%, 12/1/22 (a)(b)(c)	1,025,625
1,000	TransDigm, Inc., 6.50%, 5/15/25 (a)(b)(c)	1,020,000
		3,089,375
	Air Freight & Logistics—0.5%
	XPO Logistics, Inc. (a)(b)(c),
200	6.50%, 6/15/22	179,250
1,000	7.875%, 9/1/19	1,010,000
		1,189,250
	Banks—0.4%
160	CIT Group, Inc., 5.00%, 8/15/22 (a)	169,000
680	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24 (a)	698,671
		867,671
	Chemicals—1.7%
1,000	A Schulman, Inc., 6.875%, 6/1/23 (a)(b)(c)	997,500
1,000	Chemours Co., 7.00%, 5/15/25 (a)(b)(c)	747,500
1,000	OMNOVA Solutions, Inc., 7.875%, 11/1/18 (a)	1,003,750
1,000	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)(c)	855,000
365	Univar USA, Inc., 6.75%, 7/15/23 (a)(b)(c)	362,262
		3,966,012
	Commercial Services—0.4%
1,000	United Rentals North America, Inc., 5.50%, 7/15/25 (a)	1,001,250

	Commercial Services & Supplies—0.7%
915	RR Donnelley & Sons Co., 6.00%, 4/1/24 (a)	841,800
1,000	West Corp., 5.375%, 7/15/22 (a)(b)(c)	956,250
		1,798,050
	Construction & Engineering—0.4%
1,000	AECOM, 5.875%, 10/15/24 (a)(b)(c)	1,036,250

	Consumer Finance—0.9%
1,000	Navient Corp., 8.45%, 6/15/18 (a)	1,075,000
1,000	Springleaf Finance Corp., 6.90%, 12/15/17 (a)	1,055,000
		2,130,000

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Diversified Financial Services—1.1%
$1,500	Community Choice Financial, Inc., 10.75%, 5/1/19 (a)	$472,500
1,000	International Lease Finance Corp., 8.25%, 12/15/20 (a)	1,197,500
1,000	Nationstar Mortgage LLC / Nationstar Capital Corp., 7.875%, 10/1/20 (a)	988,750
		2,658,750
	Electronic Equipment, Instruments & Components—0.7%
500	Kemet Corp., 10.50%, 5/1/18 (a)	453,750
1,000	Zebra Technologies Corp., 7.25%, 10/15/22 (a)	1,091,250
		1,545,000
	Electric—0.4%
1,000	Talen Energy Supply LLC, 6.50%, 6/1/25 (a)(b)(c)	888,750

	Energy-Alternate Sources—0.4%
1,000	TerraForm Power Operating LLC, 5.875%, 2/1/23 (a)(b)(c)	927,500

	Entertainment—0.4%
1,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24 (a)	1,027,500

	Food & Staples Retailing—0.4%
1,000	SUPERVALU, Inc., 6.75%, 6/1/21 (a)	972,500

	Health Care Equipment & Supplies—0.3%
585	Hologic, Inc., 5.25%, 7/15/22 (a)(b)(c)	612,788

	Health Care Providers & Services—1.3%
1,000	ExamWorks Group, Inc., 5.625%, 4/15/23 (a)	1,043,750
1,000	Kindred Healthcare, Inc., 8.75%, 1/15/23 (a)(b)(c)	1,046,250
1,000	Tenet Healthcare Corp., 8.125%, 4/1/22 (a)	1,062,500
		3,152,500
	Healthcare-Products—0.4%
1,000	Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18 (a)	1,058,400

	Healthcare-Services—0.9%
1,000	CHS/Community Health Systems, Inc., 6.875%, 2/1/22 (a)	1,012,500
1,000	HCA, Inc., 7.50%, 2/15/22 (a)	1,155,000
		2,167,500
	Holding Companies-Diversified—0.4%
1,000	Horizon Pharma Financing, Inc., 6.625%, 5/1/23 (a)(b)(c)	870,000

	Hotels Restaurants & Leisure—0.9%
1,000	International Game Technology PLC, 6.25%, 2/15/22 (a)(b)(c)	980,000
1,000	MGM Resorts International, 6.625%, 12/15/21 (a)	1,072,500
		2,052,500
	Household Durables—0.9%
1,000	Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)(b)(c)	1,007,500
1,000	KB Home, 8.00%, 3/15/20 (a)	1,092,500
		2,100,000
	Household Products/Wares—0.7%
1,000	Reynolds Group Issuer, Inc., 9.875%, 8/15/19 (a)	1,053,750
500	Spectrum Brands, Inc., 5.75%, 7/15/25 (a)(b)(c)	535,625
		1,589,375
	Independent Power & Renewable Electricity Producers—0.4%
1,000	NRG Energy, Inc., 6.25%, 5/1/24 (a)	900,000

	Internet & Catalog Retail—0.4%
1,000	Netflix, Inc., 5.875%, 2/15/25 (a)(b)(c)	1,062,500

	Internet Software & Services—0.4%
1,000	EarthLink, Inc., 7.375%, 6/1/20 (a)	1,045,000

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	IT Services—0.4%
$1,000	Cardtronics, Inc., 5.125%, 8/1/22 (a)	$975,000

	Lodging—0.4%
1,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 (a)(b)(c)	942,300

	Machinery—0.8%
1,000	BlueLine Rental Finance Corp., 7.00%, 2/1/19 (a)(b)(c)	1,017,500
1,000	Commercial Vehicle Group, Inc., 7.875%, 4/15/19 (a)	1,020,000
		2,037,500
	Media—2.5%
1,000	Cablevision Systems Corp., 8.00%, 4/15/20 (a)	977,500
1,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24 (a)	1,017,500
1,000	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22 (a)	1,046,250
1,000	DISH DBS Corp., 5.875%, 7/15/22 (a)	982,500
1,000	LIN Television Corp., 5.875%, 11/15/22 (a)(b)(c)	1,010,000
1,000	Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 4/1/23 (a)	970,000
		6,003,750
	Metals & Mining—0.5%
1,000	ArcelorMittal, 10.60%, 6/1/19 (a)	1,110,000

	Multiline Retail—0.2%
500	Dollar Tree, Inc., 5.75%, 3/1/23 (a)(b)(c)	529,375

	Oil & Gas—1.4%
1,000	BreitBurn Energy Partners LP / BreitBurn Finance Corp., 8.625%, 10/15/20 (a)	450,100
1,000	Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.50%, 4/15/21 (a)	935,000
1,000	CVR Refining LLC / Coffeyville Finance, Inc., 6.50%, 11/1/22 (a)	987,500
1,000	Sunoco LP / Sunoco Finance Corp., 6.375%, 4/1/23 (a)(b)(c)	1,012,500
		3,385,100
	Oil, Gas & Consumable Fuels—1.8%
1,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (a)	956,250
1,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (a)	687,500
1,000	Energy Transfer Equity LP, 5.875%, 1/15/24 (a)	973,775
1,000	Rice Energy, Inc., 6.25%, 5/1/22 (a)	910,000
1,000	Sanchez Energy Corp., 6.125%, 1/15/23 (a)	730,000
		4,257,525
	Pharmaceuticals—0.8%
1,000	Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 (a)(b)(c)	985,700
1,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25 (a)(b)(c)	843,750
		1,829,450
	Pipelines—0.4%
1,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24 (a)	967,500

	Real Estate Investment Trust—0.8%
1,000	Equinix, Inc., 5.375%, 1/1/22 (a)	1,049,700
1,000	Kennedy-Wilson, Inc., 5.875%, 4/1/24 (a)	993,750
		2,043,450
	Retail—0.4%
1,000	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)(c)	1,043,750

	Semiconductors—0.4%
1,000	Sensata Technologies BV, 5.625%, 11/1/24 (a)(b)(c)	1,021,250

	Semiconductors & Semiconductor Equipment—1.2%
1,000	Advanced Micro Devices, Inc., 6.75%, 3/1/19 (a)	775,000
1,000	Amkor Technology, Inc., 6.375%, 10/1/22 (a)	974,890
1,000	Micron Technology, Inc., 5.875%, 2/15/22 (a)	1,021,250
		2,771,140

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Principal Amount (000s)		Value*
	Software—0.8%
	First Data Corp.,
$550	7.00%, 12/1/23	$562,375
1,000	12.625%, 1/15/21 (a)	1,148,750
290	SS&C Technologies Holdings, Inc., 5.875%, 7/15/23 (a)(b)(c)	305,225
		2,016,350
	Telecommunications—3.0%
560	CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)(b)(c)	569,800
1,000	Consolidated Communications, Inc., 6.50%, 10/1/22 (a)	889,500
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21 (a)	1,093,750
1,000	Intelsat Jackson Holdings S.A., 7.25%, 4/1/19 (a)	945,000
1,000	Level 3 Financing, Inc., 5.375%, 5/1/25 (a)(b)(c)	1,006,250
1,000	Sprint Communications, Inc., 6.00%, 11/15/22 (a)	856,990
1,000	T-Mobile USA, Inc., 6.836%, 4/28/23 (a)	1,035,000
1,000	Windstream Services LLC, 7.50%, 6/1/22 (a)	835,000
		7,231,290
	Trading Companies & Distributors—0.4%
1,000	H&E Equipment Services, Inc., 7.00%, 9/1/22 (a)	1,020,000

	Total Corporate Bonds & Notes (cost-$83,792,892)	78,893,151

Shares
CONVERTIBLE PREFERRED STOCK (a)—15.1%
	Banks—0.3%
605	Wells Fargo & Co., 7.50%, Ser. L (f)	716,925

	Commercial Services & Supplies—0.7%
17,470	Stericycle, Inc., 5.25%, 9/15/18	1,628,553

	Diversified Financial Services—0.8%
1,800	Bank of America Corp., 7.25%, Ser. L (f)	1,989,000

	Diversified Telecommunications Services—1.2%
28,985	Frontier Communications Corp., 11.125%, 6/29/18	2,873,283

	Food Products—2.0%
17,570	Post Holdings, Inc., 5.25%, 6/1/17	2,137,654
49,425	Tyson Foods, Inc., 4.75%, 7/15/17	2,587,399
		4,725,053
	Health Care Providers & Services—2.4%
7,775	Amsurg Corp., 5.25%, 7/1/17	1,053,998
83,590	Anthem, Inc., 5.25%, 5/1/18	3,890,279
1,250	Kindred Healthcare, Inc., 7.50%, 12/1/17	929,162
		5,873,439
	Independent Power & Renewable Electricity Producers—0.5%
14,855	Dynegy, Inc., 5.375%, 11/1/17	1,081,147

	Machinery—1.0%
20,500	Stanley Black & Decker, Inc., 6.25%, 11/17/16	2,461,230

	Media—0.5%
1,250	SFX Entertainment, Inc., Ser. B (g)(h)	1,250,000

	Metals & Mining—0.2%
55,000	ArcelorMittal, 6.00%, 1/15/16	508,750

	Oil, Gas & Consumable Fuels—1.2%
2,855	Chesapeake Energy Corp., 5.75%, (b)(c)(f)	1,067,056
20,000	Kinder Morgan, Inc., 9.75%, 10/26/18 (e)	980,520
30,000	Sanchez Energy Corp., 6.50% (f)	492,300
15,315	Southwestern Energy Co., 6.25%, 1/15/18	429,433
		2,969,309
	Pharmaceuticals—2.0%
4,510	Allergan PLC, 5.50%, 3/1/18	4,769,325

	Real Estate Investment Trust—1.4%
30,950	American Tower Corp., 5.50%, 2/15/18	3,234,275

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Shares		Value*
	Wireless Telecommunication Services—0.9%
31,140	T-Mobile US, Inc., 5.50%, 12/15/17	$2,070,499

	Total Convertible Preferred Stock (cost-$40,864,993)	36,150,788

Principal Amount (000s)
SHORT-TERM INVESTMENT—2.4%
	Time Deposit—2.4%
$5,718	ANZ National Bank - London, 0.03%, 11/2/15 (cost-$5,718,447)	5,718,447

	Total Investments, before call options written (cost-$374,207,855)(i)—144.5%	346,834,635

Contracts
CALL OPTIONS WRITTEN (e)—(0.1)%
	Alphabet, Inc., (ASE)
25	strike price $760, expires 11/20/15	(12,000)
	Amazon.com, Inc., (ASE)
27	strike price $620, expires 11/20/15	(47,115)
	Amgen, Inc., (CBOE)
75	strike price $175, expires 11/20/15	(1,200)
	Apple, Inc., (ASE)
25	strike price $130, expires 11/20/15	(462)
	Bristol-Myers Squibb Co., (ASE)
180	strike price $70, expires 11/20/15	(4,770)
	Comcast Corp., (CBOE)
200	strike price $66.50, expires 11/20/15	(2,600)
	Costco Wholesale Corp., (ASE)
90	strike price $155, expires 11/20/15	(38,475)
	Facebook, Inc., (ASE)
160	strike price $105, expires 11/20/15	(42,480)
	Gilead Sciences, Inc., (ASE)
95	strike price $123, expires 11/20/15	(808)
	Home Depot, Inc., (ASE)
105	strike price $128, expires 11/20/15	(7,455)
	Kroger Co., (ASE)
130	strike price $40, expires 11/20/15	(1,625)
	McDonald’s Corp., (CBOE)
60	strike price $118, expires 11/20/15	(2,430)
	Microsoft Corp., (CBOE)
260	strike price $56, expires 11/20/15	(2,600)
	Starbucks Corp., (ASE)
240	strike price $65, expires 11/20/15	(9,720)
	Texas Instruments, Inc., (ASE)
215	strike price $60.50, expires 11/20/15	(4,085)
	United Health Group, Inc., (CBOE)
75	strike price $128, expires 11/20/15	(2,363)
	Valero Energy Corp., (ASE)
113	strike price $67.50, expires 11/20/15	(11,808)
	Visa, Inc., (CBOE)
170	strike price $85, expires 11/20/15	(3,570)
	Walgreens Boots Alliance, Inc., (CBOE)
135	strike price $100, expires 11/20/15	(743)
	Total Call Options Written (premiums received-$141,344)	(196,309)

	Total Investments, net of call options written (cost-$374,066,511)—144.4%	346,638,326
	Other liabilities in excess of other assets—(44.4)%	(106,531,319)
	Net Assets—100.0%	$240,107,007

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)         All or partial amount segregated for the benefit of the counterparty as collateral for call options written.

(b)         Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $63,826,679, representing 26.6% of net assets.

(c)          144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)         Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(e)          Non-income producing.

(f)           Perpetual maturity. The date shown, if any, is the next call date.

(g)          Fair-Valued—Security with a value of $1,250,000, representing 0.5% of net assets.

(h)         Illiquid.

(i)             At October 31, 2015, the cost basis of portfolio securities (before call options written) for federal income tax purposes was $374,287,639. Gross unrealized appreciation was $1,830,851, gross unrealized depreciation was $29,283,855 and net unrealized depreciation was $27,453,004.

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

(h)         Transactions in call options written for the period ended October 31, 2015:

	Contracts	Premiums
Options at May 27, 2015	—	$0
Options written	15,639	742,595
Options assigned	110	2,143
Options terminated in closing transactions	(3,613)	(156,390)
Options expired	(9,756)	(447,004)
Options outstanding, October 31, 2015	2,380	$141,344

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets  or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the period ended October 31, 2015 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level of input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

A summary of the inputs used at October 31, 2015 in valuing the Fund’s assets and liabilities is listed below

(refer to the Schedule of Investments for more detailed information on Investments in Securities):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/15
Investments in Securities - Assets
Convertible Bonds & Notes	$—	$143,507,730	$—	$143,507,730
Common Stock	82,564,519	—	—	82,564,519
Corporate Bonds & Notes	—	78,893,151	—	78,893,151
Convertible Preferred Stock:
Food Products	2,587,399	2,137,654	—	4,725,053
Health Care Providers & Services	3,890,279	1,983,160	—	5,873,439
Media	—	—	1,250,000	1,250,000
Metals & Mining	—	508,750	—	508,750
Oil, Gas & Consumable Fuels	429,433	2,539,876	—	2,969,309
Pharmaceuticals	—	4,769,325	—	4,769,325
All Other	16,054,912	—	—	16,054,912
Short-Term Investment	—	5,718,447	—	5,718,447
	105,526,542	240,058,093	1,250,000	346,834,635
Investments in Securities - Liabilities
Call Options Written, at value:
Market price	$(196,309)	$—	$—	$(196,309)
Totals	$105,330,233	$240,058,093	$1,250,000	$346,638,326

At October 31, 2015, the Fund had no transfers between levels.

Schedule of Investments

AllianzGI Diversified Income & Convertible Fund

October 31, 2015 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended October 31, 2015, was as follows:

						Net
					Net	Change in
	Beginning			Accrued	Realized	Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Gain	Appreciation/	into	out of	Balance
	5/27/15	Purchases	Sales	(Premiums)	(Loss)	Depreciation	Level 3	Level 3	10/31/15
Investments in Securities - Assets
Convertible Preferred Stock:
Media	$—	$1,250,000	$—	$—	$—	$—	$—	$—	$1,250,000
Totals	$—	$1,250,000	$—	$—	$—	$—	$—	$—	$1,250,000

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2015:

	Ending Balance	Valuation	Unobservable
	at 10/31/15	Technique Used	Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock	$1,250,000	Original Cost	Price of Stock	$1,000.00

There was no net change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2015.

Glossary :

ADR — American Depositary Receipt

ASE     —   American Stock Exchange

CBOE     —   Chicago Board Options Exchange

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Diversified Income & Convertible Fund

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: December 16, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: December 16, 2015

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: December 16, 2015